Financial Assets - Non-current and current loans (Details) € in Thousands, $ in Thousands	12 Months Ended		48 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Oct. 31, 2024 EUR (€)	Feb. 01, 2021 EUR (€)	Dec. 28, 2018 EUR (€)	Dec. 28, 2018 USD ($)
Disclosure of financial assets [line items]
Loans to related parties	€ 214,119	€ 216,426	€ 216,426
Loans to third parties	19,127	21,537	21,537
Total current and non-current loans	233,246	237,963	237,963
Amount relating to cash pooling arrangements included in loans to related parties	82,255	101,217	101,217
Haema Plasma Kft.
Disclosure of financial assets [line items]
Percentage of interest acquired				100.00%	100.00%
Consideration				€ 35,000	€ 35,000
Scranton Plasma B V
Disclosure of financial assets [line items]
Loans to related parties	131,864	115,209	115,209
Dividends paid and used to compensate loans	39,509
Loans to related parties						€ 86,969	$ 95,000
Increase (decrease) in loan amount		15,000
Amount relating to compensation for sale of shares included in loans to related parties	€ 131,864	€ 115,209	115,209			€ 86,969	$ 95,000
Scranton Plasma B V | BPC Plasma, Inc and Haema, AG
Disclosure of financial assets [line items]
Dividends paid and used to compensate loans			€ 266,406